Stockholders’ Equity (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 11, 2024	May 16, 2024	Jun. 02, 2023	Apr. 20, 2023	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity								$ 2,646,000	$ 5,048,000
June 2023 Prefunded Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							35,588		55,032
Equity Classified Warrants [Member]
Class of Stock [Line Items]
[custom:NoncashEquityIssuanceCost]					$ 2,400,000
Placement Agent Warrants [Member]
Class of Stock [Line Items]
[custom:NoncashEquityIssuanceCost]					$ 200,000
May 2024 Financing [Member]
Class of Stock [Line Items]
Shares, Issued		95,833
Shares Issued, Price Per Share		$ 6.48
Proceeds from Issuance of Common Stock		$ 621,000
July 2024 Financing [Member]
Class of Stock [Line Items]
Shares, Issued	545,286
Shares Issued, Price Per Share	$ 5.45
Proceeds from Issuance of Common Stock	$ 2,646,000
July 2024 Financing [Member] | Series C Warrants [Member]
Class of Stock [Line Items]
Shares, Issued	583,098
Shares Issued, Price Per Share	$ 5.45
July 2024 Financing [Member] | Series D Warrants [Member]
Class of Stock [Line Items]
Shares, Issued	507,474
Shares Issued, Price Per Share	$ 5.45
July 2024 Abeyance Shares [Member] | July 2024 Inducement Letter Agreement [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					328,758
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period						231,758		231,758
April 2023 Financing [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 50.85
Stock Issued During Period, Shares, New Issues				39,331
Proceeds from Issuance or Sale of Equity				$ 1,538,000
April 2023 Financing [Member] | Warrant Amendment Agreements [Member] | Previously Issued Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 48.60
[custom:AmendedWarrants]				21,291
[custom:ProceedsFromAmendmentOfWarrants]				$ 23,952
Equity-Classified Written Call Option, Modification, Equity Issuance, Increase (Decrease) in Equity, Amount				$ 293,000
April 2023 Financing [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedNewShares-0]				39,331
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 48.60
April 2023 Financing [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedNewShares-0]				39,331
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 48.60
April 2023 Financing [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedNewShares-0]				2,950
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 63.56
June 2023 Financing [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity			$ 3,510,000
June 2023 Financing [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedNewShares-0]			103,842
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 36.27
June 2023 Financing [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedNewShares-0]			103,842
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 36.27
June 2023 Financing [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedNewShares-0]			7,788
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 48.15
June 2023 Financing [Member] | Registered Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			25,961
June 2023 Financing [Member] | Unregistered Shares [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share			$ 38.52
Stock Issued During Period, Shares, New Issues			8,000
June 2023 Financing [Member] | Unregistered Pre Funded Warrants [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share			$ 38.511
[custom:WarrantsIssuedNewShares-0]			69,881
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.009